Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep. 30, 2014
Entity Registrant Name	QualityTech, LP
Entity Central Index Key	0001561164
Entity Filer Category	Non-accelerated Filer
Current Fiscal Year End Date	--12-31